Allowance for Credit Losses - Allowance for Off-Balance Sheet Positions (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Individually assessed [Member]
Allowance for Off-Balance Sheet Positions [Line Items]
Allowance off-balance sheet, beginning of year	€ 162	€ 144	€ 85
Provision for off-balance sheet positions	(23)	24	58
Usage	0	0	0
Other changes	(18)	(5)	1
Allowance off-balance sheet, end of year	122	162	144
Collectively assessed [Member]
Allowance for Off-Balance Sheet Positions [Line Items]
Allowance off-balance sheet, beginning of year	183	168	141
Provision for off-balance sheet positions	(4)	12	16
Usage	0	0	0
Other changes	(16)	3	10
Allowance off-balance sheet, end of year	163	183	168
Total [Member]
Allowance for Off-Balance Sheet Positions [Line Items]
Allowance off-balance sheet, beginning of year	346	312	226
Provision for off-balance sheet positions	(27)	36	74
Usage	0	0	0
Other changes	(34)	(2)	11
Allowance off-balance sheet, end of year	€ 285	€ 346	€ 312